Loans and Allowance for Credit Losses, Loans Outstanding (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 769,631	$ 757,267	$ 782,770	$ 864,830	$ 382,195
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	167,216	151,284	158,352	202,469	90,468
Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	105,975	99,435	97,527	94,923	36,747
Commercial Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	19,382	25,333	36,978	42,861	18,854
Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	13,117	13,094	14,210	15,829	6,772
Foreign Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	39,760	32,912	29,398	33,882	7,441
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	345,450	322,058	336,465	389,964	160,282
Real estate 1-4 family first mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	228,894	230,235	229,536	247,894	71,415
Real estate 1-4 family junior lien mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	85,991	96,149	103,708	110,164	75,565
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	22,836	22,260	24,003	23,555	18,762
Other revolving credit and installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	86,460	86,565	89,058	93,253	56,171
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 424,181	$ 435,209	$ 446,305	$ 474,866	$ 221,913